Segment information and revenue - Major customers service fees charged on loans facilitated (Details) - Fees generated on loans facilitated	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	66.42%	62.49%	55.58%
Ping An Group and its subsidiaries [Member]
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	56.06%	52.13%	42.73%
Lufax and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	10.36%	10.36%	12.85%